Leases - Schedule of Maturities of Non-cancellable Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 1,766
2027	384
Total undiscounted lease payments	2,150
Less: imputed interest	(188)
Total finance lease liability	1,962
Less: current installments of obligations under finance leases	(1,602)	$ (3,446)
Obligations under finance leases, excluding current installments	$ 360	$ 1,950